Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Summary of Accompanying Consolidated Balance Sheets of Vessels, Net
The amounts shown in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	Vessel cost	Accumulated depreciation	Net book value
Balance, January 1, 2025	94,990,150	(10,840,345)	84,149,805
Depreciation for the period	—	(3,250,941)	(3,250,941)
Balance, June 30, 2025	94,990,150	(14,091,286)	80,898,864